State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Schedule of Investments

September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value

SHORT-TERM INVESTMENTS — 99.8%
ASSET BACKED COMMERCIAL PAPER — 10.6%
Antalis SA (a)	$33,000,000	$32,993,988
Barton Capital SA 2.00%, 10/1/2019 (a)	9,000,000	9,000,000
Cancara Asset Securitisation LLC 2.28%, 11/8/2019 (a)	15,000,000	14,963,900
Kells Funding LLC 2.02%, 2/28/2020 (a)	15,000,000	14,873,750
LMA Americas LLC 1.95%, 10/1/2019 (a)	15,000,000	15,000,000
Versailles Commercial Paper LLC 2.20%, 10/31/2019 (a)	10,000,000	9,981,667
		96,813,305

CERTIFICATES OF DEPOSIT — 43.0%
Bank of Montreal 3 Month USD LIBOR + 0.05%, 2.19%, 3/2/2020 (b)	5,000,000	4,999,967
Bank of Montreal 3 Month USD LIBOR + 0.22%, 2.32%, 12/9/2019 (b)	10,000,000	10,012,463
Bank of Montreal 1 Month USD LIBOR + 0.38%, 2.44%, 11/6/2019 (b)	15,000,000	15,019,935
Bank of Nova Scotia 1 Month USD LIBOR + 0.30%, 2.33%, 1/16/2020 (b)	3,000,000	3,003,093
Bank of Nova Scotia 3 Month USD LIBOR + 0.14%, 2.46%, 1/16/2020 (b)	2,000,000	2,001,734
Bank of Tokyo-Mitsubishi UFJ Ltd. 2.13%, 12/11/2019 (a)	10,000,000	10,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd. 2.19%, 11/22/2019 (a)	20,000,000	20,001,961
BNP Paribas 1 Month USD LIBOR + 0.18%, 2.22%, 3/9/2020 (b)	10,000,000	10,000,000
BNP Paribas 3 Month USD LIBOR + 0.07%, 2.35%, 11/5/2019 (b)	8,000,000	8,000,403
Canadian Imperial Bank of Commerce 1 Month USD LIBOR + 0.15%, 2.23%, 3/4/2020 (b)	6,000,000	5,997,553
Canadian Imperial Bank of Commerce 3 Month USD LIBOR + 0.17%, 2.32%, 3/18/2020 (b)	7,500,000	7,503,298
Canadian Imperial Bank of Commerce 3 Month USD LIBOR + 0.22%, 2.32%, 12/30/2019 (b)	10,000,000	10,012,887
Credit Agricole Corporate & Investment Bank 1 Month USD LIBOR + 0.13%, 2.17%, 11/7/2019 (b)	15,000,000	15,000,000
Credit Industriel et Commercial 2.61%, 1/6/2020 (a)	15,000,000	14,999,951
Credit Suisse 2.62%, 10/10/2019 (a)	15,000,000	14,999,530
DnB Bank ASA 2.36%, 10/15/2019 (a)	25,000,000	25,000,000
Mizuho Bank Ltd. 2.06%, 3/16/2020 (a)	12,000,000	12,000,000
Mizuho Bank Ltd. 2.25%, 11/12/2019 (a)	20,000,000	20,000,000
MUFG Bank Ltd. 2.60%, 10/28/2019 (a)	9,000,000	8,999,455

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Schedule of Investments – (continued)

September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value

SHORT-TERM INVESTMENTS - (continued)
CERTIFICATES OF DEPOSIT - (continued)
Nordea Bank AB 1 Month USD LIBOR + 0.22%, 2.26%, 3/24/2020 (b)	10,000,000	$10,000,000
Nordea Bank AB 3 Month USD LIBOR - 0.01%, 2.29%, 10/18/2019 (b)	10,000,000	10,000,000
Nordea Bank AB 3 Month USD LIBOR - 0.01%, 2.29%, 10/15/2019 (b)	5,000,000	5,000,000
Oversea-Chinese Banking Corp. Ltd. 3 Month USD LIBOR, 2.28%, 11/7/2019 (b)	5,000,000	4,999,987
Royal Bank of Canada 1 Month USD LIBOR + 0.23%, 2.28%, 8/10/2020 (b)	15,000,000	15,000,000
Royal Bank of Canada 3 Month USD LIBOR + 0.08%, 2.62%, 7/10/2020 (b)	15,000,000	15,000,000
Skandinaviska Enskilda Banken AB 3 Month USD LIBOR + 0.01%, 2.16%, 11/22/2019 (b)	8,000,000	7,999,965
Sumitomo Mitsui Banking Corp. Secured Overnight Financing Rate + 0.21%, 2.03%, 1/31/2020 (b)	8,000,000	8,000,000
Sumitomo Mitsui Trust Bank NY 2.25%, 1/8/2020 (a)	15,000,000	15,000,000
Svenska Handelsbanken 3 Month USD LIBOR + 0.04%, 2.58%, 7/6/2020 (b)	20,000,000	20,000,000
Toronto-Dominion Bank 1 Month USD LIBOR + 0.11%, 2.15%, 2/18/2020 (b)	20,000,000	20,000,000
Toronto-Dominion Bank 2.30%, 1/13/2020 (a)	15,000,000	15,000,000
Wells Fargo Bank NA 1 Month USD LIBOR + 0.18%, 2.22%, 4/8/2020 (b)	5,000,000	4,999,622
Wells Fargo Bank NA 3 Month USD LIBOR + 0.17%, 2.47%, 1/15/2020 (b)	10,000,000	10,010,078
Wells Fargo Bank NA 3 Month USD LIBOR + 0.23%, 2.77%, 1/6/2020 (b)	10,000,000	10,013,902
Wells Fargo Bank NA 3 Month USD LIBOR + 0.24%, 2.78%, 2/3/2020 (b)	5,000,000	5,008,119
		393,583,903

FINANCIAL COMPANY COMMERCIAL PAPER — 26.4%
CDP Financial, Inc. 2.49%, 10/11/2019 (a)	19,000,000	18,986,858
CDP Financial, Inc. 2.50%, 11/14/2019 (a)	3,000,000	2,990,833
CDP Financial, Inc. 2.56%, 10/15/2019 (a)	15,000,000	14,805,000
Commonwealth Bank of Australia 3 Month USD LIBOR + 0.03%, 2.31%, 1/30/2020 (b)	5,000,000	4,999,993
Commonwealth Bank of Australia 3 Month USD LIBOR + 0.05%, 2.59%, 4/6/2020 (b)	15,000,000	15,000,624
Erste Abwicklungsanstalt 2.24%, 11/12/2019 (a)	15,000,000	14,960,800
HSBC Bank PLC 3 Month USD LIBOR + 0.04%, 2.22%, 11/12/2019 (b)	5,000,000	5,000,256
HSBC Bank PLC 1 Month USD LIBOR + 0.24%, 2.28%, 5/12/2020 (b)	15,000,000	15,000,000

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Schedule of Investments – (continued)

September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value

SHORT-TERM INVESTMENTS - (continued)
FINANCIAL COMPANY COMMERCIAL PAPER - (continued)
HSBC Bank PLC 3 Month USD LIBOR + 0.04%, 2.32%, 11/8/2019 (b)	5,000,000	$5,000,254
ING U.S. Funding LLC 1 Month USD LIBOR + 0.16%, 2.25%, 12/3/2019 (b)	10,000,000	9,999,087
Lloyds Bank PLC 1 Month USD LIBOR + 0.27%, 2.31%, 5/7/2020 (b)	10,000,000	10,000,000
Lloyds Bank PLC 3 Month USD LIBOR + 0.09%, 2.37%, 2/4/2020 (b)	10,000,000	10,000,000
MUFG Bank Ltd. 2.32%, 12/31/2019 (a)	8,000,000	7,953,085
National Australia Bank Ltd. 1 Month USD LIBOR + 0.18%, 2.27%, 7/1/2020 (b)	10,000,000	10,000,000
NRW Bank 2.01%, 3/4/2020 (a)	7,000,000	6,939,421
NRW Bank 2.13%, 10/29/2019 (a)	10,000,000	9,983,433
Swedbank AB 2.58%, 10/23/2019 (a)	10,000,000	9,984,233
Toyota Credit Canada, Inc. 1 Month USD LIBOR + 0.17%, 2.21%, 3/20/2020 (b)	20,000,000	20,000,000
Toyota Motor Credit Corp. 3 Month USD LIBOR + 0.13%, 2.43%, 10/11/2019 (b)	18,000,000	18,012,680
UBS AG 3 Month USD LIBOR + 0.05%, 2.33%, 2/3/2020 (b)	7,000,000	7,000,000
UBS AG 2.33%, 2/28/2020 (a)	15,000,000	14,854,375
Westpac Banking Corp. 3 Month USD LIBOR + 0.04%, 2.32%, 1/27/2020 (b)	10,000,000	9,999,988
		241,470,920

OTHER NOTES — 4.7%
Bank of America NA 2.13%, 3/6/2020 (a)	15,000,000	15,000,000
Bank of America NA 1 Month USD LIBOR + 0.13%, 2.17%, 1/13/2020 (b)	10,000,000	10,000,000
Cooperatieve Rabobank UA 1.95%, 10/1/2019 (a)	8,811,000	8,811,000
Wells Fargo Bank NA 1 Month USD LIBOR + 0.22%, 2.25%, 7/15/2020 (b)	9,000,000	9,000,000
		42,811,000

GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 9.8%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 09/30/2019 (collateralized by a U.S. Government Obligation, 3.000% due 10/25/2042, valued at $37,800,000); expected proceeds $35,002,256 2.32%, 10/1/2019	35,000,000	35,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 09/30/2019 (collateralized by various U.S. Government Obligations, 0.000% – 17.608% due 12/25/2019 – 07/20/2069, valued at $20,607,811); expected proceeds $20,001,306 2.35%, 10/1/2019	20,000,000	20,000,000

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Schedule of Investments – (continued)

September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value

SHORT-TERM INVESTMENTS - (continued)
GOVERNMENT AGENCY REPURCHASE AGREEMENTS - (continued)
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 09/30/2019 (collateralized by a U.S. Government Obligation, 3.500% due 02/01/2048, valued at $35,700,000); expected proceeds $35,002,217 2.28%, 10/1/2019	35,000,000	$35,000,000
		90,000,000

OTHER REPURCHASE AGREEMENTS — 3.1%
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 09/30/2019 (collateralized by various Common Stocks, valued at $21,600,299); expected proceeds $20,001,094 1.97%, 10/1/2019	20,000,000	20,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 09/30/2019 (collateralized by various Common Stocks, valued at $9,720,005); expected proceeds $9,032,100 2.14%, 10/1/2019 (c)	9,000,000	9,000,000
		29,000,000

TREASURY REPURCHASE AGREEMENTS — 2.2%
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 09/30/2019 (collateralized by a U.S. Treasury Note, 0.125% due 07/15/2026, valued at $20,400,045); expected proceeds $20,001,278 2.30%, 10/1/2019	20,000,000	20,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $913,775,337)		913,679,128

TOTAL INVESTMENTS — 99.8% (Cost $913,775,337)		913,679,128
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		2,038,864

NET ASSETS — 100.0%		$915,717,992

(a)	Rate shown is the discount rate at time of purchase.
(b)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Illiquid security. This security represents $9,000,000 or 1.0% of net assets as of September 30, 2019.
LIBOR	London Interbank Offered Rate

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Schedule of Investments – (continued)

September 30, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
INVESTMENTS:
Short-Term Investments	$—	$913,679,128	$—	$913,679,128
TOTAL INVESTMENTS	$—	$913,679,128	$—	$913,679,128

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Notes to Schedule of Investments (Unaudited)

September 30, 2019

Security Valuation

The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.

Valuation techniques used to value the Fund's investments by major category are as follows:

•	Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is "cleaned" from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

•	Debt obligations (including short-term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.

•	Repurchase agreements are valued at the repurchase price as of valuation date.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Various inputs are used in determining the value of the Fund’s investments.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for an identical assets or liabilities;

•	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Notes to Schedule of Investments – (continued)

September 30, 2019 (Unaudited)

Aggregate Unrealized Appreciation and Depreciation

As of September 30, 2019, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Navigator Securities Lending Portfolio I	$913,775,337	$90,422	$186,631	$(96,209)

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Schedule of Investments

September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value

SHORT-TERM INVESTMENTS — 99.8%
ASSET BACKED COMMERCIAL PAPER — 13.1%
Antalis SA 2.15%, 12/6/2019 (a)	$10,000,000	$9,960,749
Antalis SA 2.38%, 10/4/2019 (a)	22,000,000	21,995,016
Atlantic Asset Securitizaton LLC 1.90%, 10/1/2019 (a)	15,000,000	14,999,182
Barton Capital SA 2.11%, 12/3/2019 (a)	10,000,000	9,962,009
Cancara Asset Securitisation LLC 2.25%, 10/25/2019 (a)	20,000,000	19,971,903
Collateralized Commercial Paper FLEX Co. LLC 2.04%, 3/6/2020 (a)	23,000,000	22,795,688
Kells Funding LLC 2.10%, 12/3/2019 (a)	10,000,000	9,963,538
LMA Americas LLC 1.95%, 10/1/2019 (a)	15,000,000	14,999,169
		124,647,254

CERTIFICATES OF DEPOSIT — 38.6%
Bank of Montreal 3 Month USD LIBOR + 0.05%, 2.19%, 3/2/2020 (b)	15,000,000	15,001,838
Bank of Montreal 1 Month USD LIBOR + 0.40%, 2.46%, 1/6/2020 (b)	10,000,000	10,007,357
Bank of Nova Scotia 3 Month USD LIBOR + 0.11%, 2.41%, 1/17/2020 (b)	10,000,000	10,003,169
Bank of Tokyo-Mitsubishi UFJ Ltd. 2.13%, 12/11/2019 (a)	10,000,000	9,999,830
BNP Paribas 1 Month USD LIBOR + 0.12%, 2.21%, 10/1/2019 (b)	15,000,000	15,000,016
Canadian Imperial Bank of Commerce 3 Month USD LIBOR + 0.17%, 2.32%, 3/18/2020 (b)	7,000,000	7,004,820
Canadian Imperial Bank of Commerce 3 Month USD LIBOR + 0.22%, 2.32%, 12/30/2019 (b)	5,000,000	5,002,702
Commonwealth Bank of Australia 3 Month USD LIBOR + 0.05%, 2.16%, 9/8/2020 (b)	10,000,000	9,999,963
Credit Suisse 1 Month USD LIBOR + 0.18%, 2.23%, 12/11/2019 (b)	10,000,000	10,001,285
Credit Suisse 2.62%, 10/10/2019 (a)	15,000,000	15,001,941
DnB Bank ASA 2.02%, 3/10/2020 (a)	15,000,000	15,000,250
Mizuho Bank Ltd. 2.06%, 3/16/2020 (a)	15,000,000	15,000,441
MUFG Bank Ltd. 2.03%, 5/29/2020 (a)	10,000,000	9,998,669
MUFG Bank Ltd. 2.04%, 3/13/2020 (a)	10,000,000	9,999,678
Nordea Bank AB 3 Month USD LIBOR - 0.01%, 2.29%, 10/15/2019 (b)	6,000,000	5,999,980
Norinchukin Bank 2.31%, 12/11/2019 (a)	15,000,000	15,007,315

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Schedule of Investments – (continued)

September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value

SHORT-TERM INVESTMENTS - (continued)
CERTIFICATES OF DEPOSIT - (continued)
Oversea-Chinese Banking Corp. Ltd. 3 Month USD LIBOR, 2.28%, 11/7/2019 (b)	15,000,000	$14,999,899
Royal Bank of Canada 3 Month USD LIBOR + 0.21%, 2.34%, 12/10/2019 (b)	10,000,000	10,003,571
Royal Bank of Canada 3 Month USD LIBOR + 0.08%, 2.62%, 7/10/2020 (b)	20,000,000	19,999,976
Sumitomo Mitsui Banking Corp. 1 Month USD LIBOR + 0.14%, 2.23%, 11/1/2019 (b)	15,000,000	15,004,946
Svenska Handelsbanken 3 Month USD LIBOR + 0.05%, 2.33%, 1/27/2020 (b)	10,000,000	10,002,554
Svenska Handelsbanken 3 Month USD LIBOR + 0.21%, 2.37%, 12/19/2019 (b)	8,000,000	8,004,285
Toronto-Dominion Bank 2.26%, 1/8/2020 (a)	15,000,000	15,009,503
Toronto-Dominion Bank 2.30%, 1/13/2020 (a)	15,000,000	15,011,572
Toronto-Dominion Bank 2.40%, 12/4/2019 (a)	15,000,000	15,010,288
Toronto-Dominion Bank 2.60%, 10/15/2019 (a)	15,000,000	15,003,810
Wells Fargo Bank NA 3 Month USD LIBOR + 0.05%, 2.19%, 3/2/2020 (b)	15,000,000	15,002,468
Wells Fargo Bank NA 1 Month USD LIBOR + 0.18%, 2.22%, 4/8/2020 (b)	10,000,000	9,996,292
Wells Fargo Bank NA 3 Month USD LIBOR + 0.17%, 2.47%, 1/15/2020 (b)	10,000,000	10,005,672
Westpac Banking Corp. 3 Month USD LIBOR + 0.05%, 2.18%, 6/5/2020 (b)	15,000,000	14,999,953
		366,084,043

FINANCIAL COMPANY COMMERCIAL PAPER — 37.1%
Australia & New Zealand Banking Group Ltd. 3 Month USD LIBOR + 0.15%, 2.69%, 10/10/2019 (b)	10,000,000	10,000,309
Bank of Nova Scotia 3 Month USD LIBOR + 0.06%, 2.19%, 6/5/2020 (b)	10,000,000	10,000,640
Commonwealth Bank of Australia 3 Month USD LIBOR + 0.03%, 2.31%, 1/30/2020 (b)	15,000,000	15,000,446
DBS Bank Ltd. 2.26%, 10/18/2019 (a)	20,000,000	19,978,360
DBS Bank Ltd. 2.48%, 11/25/2019 (a)	15,000,000	14,950,790
DnB Bank ASA 2.41%, 10/4/2019 (a)	20,000,000	19,995,304
HSBC Bank PLC 3 Month USD LIBOR + 0.04%, 2.32%, 11/8/2019 (b)	15,000,000	15,000,357
ING U.S. Funding LLC 1 Month USD LIBOR + 0.16%, 2.25%, 11/1/2019 (b)	15,000,000	15,000,578
KFW 2.26%, 10/15/2019 (a)	30,500,000	30,475,282
National Australia Bank Ltd. 1 Month USD LIBOR + 0.10%, 2.14%, 10/9/2019 (b)	15,000,000	14,999,893

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Schedule of Investments – (continued)

September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value

SHORT-TERM INVESTMENTS - (continued)
FINANCIAL COMPANY COMMERCIAL PAPER - (continued)
National Australia Bank Ltd. 1 Month USD LIBOR + 0.18%, 2.23%, 7/10/2020 (b)	15,000,000	$14,988,602
National Australia Bank Ltd. 1 Month USD LIBOR + 0.15%, 2.24%, 3/3/2020 (b)	20,000,000	19,995,269
Nordea Bank AB 2.47%, 10/30/2019 (a)	15,000,000	14,974,000
Nordea Bank AB 2.47%, 11/21/2019 (a)	6,000,000	5,981,973
Skandinaviska Enskilda Banken AB 2.31%, 11/5/2019 (a)	15,000,000	14,969,010
Skandinaviska Enskilda Banken AB 2.56%, 12/11/2019 (a)	15,000,000	14,937,180
Swedbank AB 2.58%, 10/23/2019 (a)	15,000,000	14,979,818
Toyota Motor Credit Corp. 3 Month USD LIBOR, 2.14%, 11/22/2019 (b)	15,000,000	14,999,698
Toyota Motor Credit Corp. 1 Month USD LIBOR + 0.17%, 2.21%, 3/23/2020 (b)	25,000,000	24,991,245
Toyota Motor Credit Corp. 1 Month USD LIBOR + 0.15%, 2.25%, 12/23/2019 (b)	15,000,000	15,001,241
Toyota Motor Credit Corp. 3 Month USD LIBOR + 0.13%, 2.43%, 10/11/2019 (b)	6,000,000	6,000,210
UBS AG 2.37%, 12/10/2019 (a)	15,000,000	14,939,384
Westpac Banking Corp. 3 Month USD LIBOR + 0.04%, 2.32%, 1/27/2020 (b)	10,000,000	10,000,615
		352,160,204

OTHER NOTES — 3.8%
Bank of America NA 1 Month USD LIBOR + 0.13%, 2.17%, 1/13/2020 (b)	15,000,000	15,002,110
Cooperatieve Rabobank UA 1.95%, 10/1/2019 (a)	21,534,000	21,534,000
		36,536,110

GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 3.7%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 09/30/2019 (collateralized by a U.S. Government Obligation, 3.000% due 10/25/2042, valued at $5,400,000); expected proceeds $5,000,322 2.32%, 10/1/2019	5,000,000	5,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 09/30/2019 (collateralized by various U.S. Government Obligations, 0.000% – 20.490% due 09/15/2031 – 05/15/2033, valued at $10,301,878); expected proceeds $10,000,653 2.35%, 10/1/2019	10,000,000	10,000,000

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Schedule of Investments – (continued)

September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value

SHORT-TERM INVESTMENTS - (continued)
GOVERNMENT AGENCY REPURCHASE AGREEMENTS - (continued)
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 09/30/2019 (collateralized by U.S. Government Obligations, 3.500% - 5.000% due 01/20/2041 - 09/01/2049, a U.S. Treasury Bond, 3.000% due 02/15/2048, a U.S. Treasury Inflation Index Note, 0.250% due 07/15/2029, and U.S. Treasury Notes, 2.250% - 2.500% due 03/31/2021 - 01/15/2022, valued at $20,400,000); expected proceeds $20,001,317 2.37%, 10/1/2019	20,000,000	$20,000,000
		35,000,000

OTHER REPURCHASE AGREEMENTS — 3.5%
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 09/30/2019 (collateralized by various Common Stocks, valued at $14,040,012); expected proceeds $13,046,367 2.14%, 10/1/2019 (c)	13,000,000	13,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 09/30/2019 (collateralized by various Common Stocks, valued at $21,601,171); expected proceeds $20,001,083 1.95%, 10/1/2019	20,000,000	20,000,000
		33,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $947,330,867)		947,427,611

TOTAL INVESTMENTS — 99.8% (Cost $947,330,867)		947,427,611
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		1,674,597

NET ASSETS — 100.0%		$949,102,208

(a)	Rate shown is the discount rate at time of purchase.
(b)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Illiquid security. This security represents $13,000,000 or 1.4% of net assets as of September 30, 2019.
LIBOR	London Interbank Offered Rate

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Schedule of Investments – (continued)

September 30, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
INVESTMENTS:
Short-Term Investments	$—	$947,427,611	$—	$947,427,611
TOTAL INVESTMENTS	$—	$947,427,611	$—	$947,427,611

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Notes to Schedule of Investments (Unaudited)

September 30, 2019

Security Valuation

The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.

Valuation techniques used to value the Fund's investments by major category are as follows:

•	Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is "cleaned" from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

•	Debt obligations (including short-term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.

•	Repurchase agreements are valued at the repurchase price as of valuation date.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Various inputs are used in determining the value of the Fund’s investments.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for an identical assets or liabilities;

•	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Notes to Schedule of Investments – (continued)

September 30, 2019 (Unaudited)

Aggregate Unrealized Appreciation and Depreciation

As of September 30, 2019, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Navigator Securities Lending Portfolio II	$947,330,867	$132,433	$35,689	$96,744

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio III

Schedule of Investments

September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value

SHORT-TERM INVESTMENTS — 99.9%
ASSET BACKED COMMERCIAL PAPER — 17.3%
Alpine Securitisation LLC 2.13%, 1/3/2020 (a)	$30,000,000	$29,833,433
Antalis SA 2.15%, 12/6/2019 (a)	10,000,000	9,960,749
Antalis SA 2.20%, 11/5/2019 (a)	43,280,000	43,190,151
Antalis SA 2.38%, 10/4/2019 (a)	15,000,000	14,996,602
Atlantic Asset Securitizaton LLC 1.90%, 10/1/2019 (a)	15,000,000	14,999,182
Barton Capital SA 2.11%, 12/3/2019 (a)	10,000,000	9,962,009
Bedford Row Funding Corp. 3 Month USD LIBOR + 0.13%, 2.26%, 9/17/2020 (b)	35,000,000	35,000,171
Bedford Row Funding Corp. 3 Month USD LIBOR + 0.03%, 2.29%, 1/23/2020 (b)	30,000,000	30,000,841
Bennington Stark Capital Corp. LLC 2.05%, 10/1/2019 (a)	9,912,000	9,911,436
Bennington Stark Capital Corp. LLC 2.17%, 10/2/2019 (a)	30,000,000	29,996,583
Collateralized Commercial Paper FLEX Co. LLC 2.12%, 2/10/2020 (a)	35,000,000	34,738,932
Columbia Funding Co. LLC 2.20%, 12/5/2019 (a)	25,000,000	24,903,383
Gotham Funding Corp. 2.16%, 12/11/2019 (a)	30,000,000	29,872,560
Kells Funding LLC 2.02%, 2/28/2020 (a)	25,000,000	24,783,462
Liberty Street Funding Corp. 2.11%, 12/9/2019 (a)	50,000,000	49,796,514
LMA Americas LLC 1.95%, 10/1/2019 (a)	50,000,000	49,997,229
LMA Americas LLC 2.09%, 3/24/2020 (a)	35,000,000	34,654,184
Manhattan Asset Funding Company LLC 2.06%, 3/26/2020 (a)	27,000,000	26,721,786
MATCHPOINT FINANCE PLC 2.00%, 10/1/2019 (a)	50,000,000	49,997,253
Versailles Commercial Paper LLC 2.20%, 10/31/2019 (a)	30,000,000	29,946,499
		583,262,959

CERTIFICATES OF DEPOSIT — 25.0%
Bank of Montreal 2.10%, 12/24/2019 (a)	30,000,000	30,001,596
Bank of Montreal 2.15%, 12/17/2019 (a)	20,000,000	20,002,993
Bank of Montreal 1 Month USD LIBOR + 0.18%, 2.23%, 4/27/2020 (b)	25,000,000	24,986,378
Bank of Tokyo-Mitsubishi UFJ Ltd. 2.19%, 11/21/2019 (a)	30,250,000	30,255,083

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio III

Schedule of Investments – (continued)

September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value

SHORT-TERM INVESTMENTS - (continued)
CERTIFICATES OF DEPOSIT - (continued)
Bank of Tokyo-Mitsubishi UFJ Ltd. 2.19%, 11/22/2019 (a)	$7,745,000	$7,746,325
BNP Paribas 1 Month USD LIBOR + 0.18%, 2.22%, 3/9/2020 (b)	30,000,000	29,993,459
Canadian Imperial Bank of Commerce 2.18%, 9/15/2020 (a)	25,000,000	25,000,000
Cooperatieve Rabobank UA 1 Month USD LIBOR + 0.18%, 2.22%, 2/12/2020 (b)	25,000,000	25,000,000
Credit Industriel et Commercial 1 Month USD LIBOR + 0.12%, 2.17%, 10/23/2019 (b)	20,000,000	20,000,089
Credit Industriel et Commercial 1 Month USD LIBOR + 0.16%, 2.23%, 2/5/2020 (b)	20,000,000	19,996,993
Credit Suisse 1 Month USD LIBOR + 0.15%, 2.24%, 12/2/2019 (b)	25,000,000	25,001,570
DnB Bank ASA 1 Month USD LIBOR + 0.10%, 2.15%, 10/23/2019 (b)	25,000,000	24,999,792
Mizuho Bank Ltd. 2.01%, 2/7/2020 (a)	15,650,000	15,651,718
Mizuho Bank Ltd. 2.06%, 3/16/2020 (a)	15,000,000	15,000,441
Mizuho Bank Ltd. 2.22%, 12/5/2019 (a)	15,000,000	15,001,274
Mizuho Bank Ltd. 2.25%, 11/12/2019 (a)	20,000,000	20,001,323
Mizuho Bank Ltd. 1 Month USD LIBOR + 0.19%, 2.26%, 2/5/2020 (b)	15,000,000	14,997,904
Mizuho Bank Ltd. 2.61%, 11/1/2019 (a)	15,000,000	15,005,262
MUFG Bank Ltd. 2.60%, 10/31/2019 (a)	14,000,000	14,006,211
Nordea Bank AB 1 Month USD LIBOR + 0.10%, 2.15%, 10/23/2019 (b)	30,000,000	29,999,751
Nordea Bank AB 1 Month USD LIBOR + 0.22%, 2.26%, 3/24/2020 (b)	30,000,000	29,997,577
Norinchukin Bank 2.09%, 12/27/2019 (a)	30,000,000	30,001,935
Oversea-Chinese Banking Corp. Ltd. 2.16%, 11/8/2019 (a)	50,000,000	49,998,877
Skandinaviska Enskilda Banken AB 1 Month USD LIBOR + 0.11%, 2.13%, 11/25/2019 (b)	25,000,000	24,999,363
Standard Chartered Bank 2.05%, 3/2/2020 (a)	35,000,000	34,998,536
Sumitomo Mitsui Banking Corp. Secured Overnight Financing Rate + 0.21%, 2.03%, 1/31/2020 (b)	20,000,000	20,009,800
Sumitomo Mitsui Banking Corp. 2.05%, 1/6/2020 (a)	30,000,000	30,001,721
Sumitomo Mitsui Trust Bank NY 2.18%, 11/8/2019 (a)	40,000,000	40,005,076
Svenska Handelsbanken 3 Month USD LIBOR + 0.04%, 2.58%, 7/6/2020 (b)	25,000,000	24,999,979

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio III

Schedule of Investments – (continued)

September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value

SHORT-TERM INVESTMENTS - (continued)
CERTIFICATES OF DEPOSIT - (continued)
Svenska Handelsbanken AB 1 Month USD LIBOR + 0.20%, 2.25%, 5/27/2020 (b)	$25,000,000	$24,988,414
Swedbank AB 3 Month USD LIBOR, 2.54%, 10/1/2019 (b)	7,440,000	7,440,000
Toronto-Dominion Bank 2.20%, 9/8/2020 (a)	20,000,000	20,001,794
Toronto-Dominion Bank 2.30%, 1/13/2020 (a)	25,000,000	25,019,287
Toronto-Dominion Bank 2.40%, 12/4/2019 (a)	12,000,000	12,008,230
Wells Fargo Bank NA 1 Month USD LIBOR + 0.18%, 2.22%, 4/24/2020 (b)	25,000,000	24,988,581
Westpac Banking Corp. 3 Month USD LIBOR + 0.05%, 2.18%, 6/5/2020 (b)	20,000,000	19,999,937
		842,107,269

FINANCIAL COMPANY COMMERCIAL PAPER — 19.7%
Bank of Nova Scotia 1 Month USD LIBOR + 0.14%, 2.23%, 2/3/2020 (b)	25,000,000	24,996,629
BNG Bank NV 1 Month USD LIBOR + 0.20%, 2.25%, 5/26/2020 (b)	30,000,000	29,985,956
BPCE SA 2.27%, 2/18/2020 (a)	18,000,000	17,858,718
BPCE SA 2.56%, 12/20/2019 (a)	25,000,000	24,888,119
Canadian Imperial Bank of Commerce 1 Month USD LIBOR + 0.14%, 2.19%, 1/23/2020 (b)	25,000,000	24,998,530
Commonwealth Bank of Australia 1 Month USD LIBOR + 0.18%, 2.22%, 3/12/2020 (b)	30,000,000	29,998,499
Commonwealth Bank of Australia 3 Month USD LIBOR + 0.05%, 2.59%, 4/6/2020 (b)	25,000,000	25,001,255
DBS Bank Ltd. 2.03%, 3/26/2020 (a)	15,000,000	14,853,966
DBS Bank Ltd. 2.03%, 3/27/2020 (a)	15,000,000	14,853,071
DBS Bank Ltd. 2.55%, 10/21/2019 (a)	25,000,000	24,968,383
Erste Abwicklungsanstalt 2.04%, 3/24/2020 (a)	30,000,000	29,714,880
Erste Abwicklungsanstalt 2.24%, 11/12/2019 (a)	20,000,000	19,951,410
Lloyds Bank PLC 1 Month USD LIBOR + 0.14%, 2.19%, 11/27/2019 (b)	20,000,000	20,001,033
MUFG Bank Ltd. 2.23%, 3/13/2020 (a)	15,000,000	14,859,406
MUFG Bank Ltd. 2.32%, 12/31/2019 (a)	29,000,000	28,845,108
National Australia Bank Ltd. 2.10%, 10/16/2019 (a)	25,000,000	24,976,567
National Australia Bank Ltd. 1 Month USD LIBOR + 0.17%, 2.26%, 4/1/2020 (b)	30,000,000	29,992,056

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio III

Schedule of Investments – (continued)

September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value

SHORT-TERM INVESTMENTS - (continued)
FINANCIAL COMPANY COMMERCIAL PAPER - (continued)
Nederlandse Waterschapsbank NV 2.06%, 12/17/2019 (a)	$22,000,000	$21,900,472
NRW Bank 2.01%, 3/4/2020 (a)	13,000,000	12,885,643
Skandinaviska Enskilda Banken AB 2.28%, 12/6/2019 (a)	25,000,000	24,902,664
Swedbank AB 2.06%, 2/24/2020 (a)	25,000,000	24,791,138
Swedbank AB 2.58%, 10/23/2019 (a)	20,000,000	19,973,090
Toronto-Dominion Bank 2.00%, 10/4/2019 (a)	25,000,000	24,994,619
Toyota Motor Credit Corp. 1 Month USD LIBOR + 0.23%, 2.27%, 5/21/2020 (b)	25,000,000	24,992,440
UBS AG 3 Month USD LIBOR + 0.05%, 2.33%, 2/3/2020 (b)	13,000,000	13,001,289
UBS AG 2.33%, 2/28/2020 (a)	10,000,000	9,916,573
UBS AG 2.37%, 12/10/2019 (a)	15,000,000	14,939,384
United Overseas Bank, Ltd. 2.11%, 10/15/2019 (a)	20,000,000	19,982,667
United Overseas Bank, Ltd. 2.11%, 10/18/2019 (a)	20,000,000	19,979,260
United Overseas Bank, Ltd. 2.15%, 2/3/2020 (a)	30,000,000	29,771,940
		662,774,765

GOVERNMENT AGENCY DEBT — 2.3%
Federal Farm Credit Bank 3 Month USD MMY + 0.05%, 1.90%, 11/4/2019 (b)	1,242,000	1,241,994
Federal Farm Credit Bank 1 Month USD LIBOR - 0.05%, 1.97%, 2/25/2020 (b)	5,722,000	5,720,435
Federal Home Loan Bank Secured Overnight Financing Rate + 0.03%, 1.85%, 12/6/2019 (b)	13,525,000	13,525,695
Federal Home Loan Bank Secured Overnight Financing Rate + 0.04%, 1.86%, 2/21/2020 (b)	10,025,000	10,024,529
Federal Home Loan Bank Secured Overnight Financing Rate + 0.05%, 1.87%, 1/17/2020 (b)	2,175,000	2,175,088
Federal Home Loan Bank 1 Month USD LIBOR - 0.04%, 1.98%, 11/25/2019 (b)	7,050,000	7,049,629
Federal Home Loan Bank 1 Month USD LIBOR - 0.06%, 2.02%, 12/4/2019 (b)	22,890,000	22,887,569
Federal Home Loan Bank 1 Month USD LIBOR - 0.02%, 2.04%, 1/6/2020 (b)	14,350,000	14,348,852
		76,973,791

OTHER NOTES — 3.5%
Bank of America NA 2.09%, 2/10/2020 (a)	25,000,000	24,999,884
Bank of America NA 1 Month USD LIBOR + 0.13%, 2.17%, 1/13/2020 (b)	25,000,000	25,003,517

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio III

Schedule of Investments – (continued)

September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value

SHORT-TERM INVESTMENTS - (continued)
OTHER NOTES - (continued)
Bank of America NA 3 Month USD LIBOR + 0.05%, 2.59%, 4/6/2020 (b)	$30,000,000	$29,999,984
Cooperatieve Rabobank UA 1.95%, 10/1/2019 (a)	9,468,000	9,468,000
Wells Fargo Bank NA 1 Month USD LIBOR + 0.22%, 2.25%, 7/15/2020 (b)	27,000,000	26,992,345
		116,463,730

TREASURY DEBT — 2.9%
U.S. Treasury Note 3 Month USD MMY, 1.85%, 1/31/2020 (b)	58,135,000	58,108,310
U.S. Treasury Note 3 Month USD MMY + 0.05%, 1.90%, 10/31/2019 (b)	38,131,000	38,129,550
		96,237,860

GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 13.7%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 09/30/2019 (collateralized by various U.S. Government Obligations, 2.390% – 4.000% due 08/15/2030 – 08/20/2069, valued at $176,040,001); expected proceeds $163,010,504 2.32%, 10/1/2019	163,000,000	163,000,000
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 09/30/2019 (collateralized by various U.S. Government Obligations, 2.455% - 6.500% due 09/01/2024 - 08/20/2049, and a U.S. Treasury Note, 2.375% due 02/29/2024, valued at $147,909,825); expected proceeds $145,009,546 2.37%, 10/1/2019	145,000,000	145,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 09/30/2019 (collateralized by various U.S. Government Obligations, 1.816% – 5.000% due 06/25/2046 – 09/20/2048, valued at $20,602,966); expected proceeds $20,001,306 2.35%, 10/1/2019	20,000,000	20,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 09/30/2019 (collateralized by various U.S. Government Obligations, 0.000% – 4.632% due 06/25/2020 – 09/16/2058, valued at $139,050,000); expected proceeds $135,008,550 2.28%, 10/1/2019	135,000,000	135,000,000
		463,000,000

TREASURY REPURCHASE AGREEMENTS — 15.5%
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 09/30/2019 (collateralized by a U.S. Treasury Bond, 4.625% due 02/15/2040, and a U.S. Treasury Note, 2.125% due 03/31/2024, valued at $40,802,734); expected proceeds $40,002,611 2.35%, 10/1/2019	40,000,000	40,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 09/30/2019 (collateralized by a U.S. Treasury Bill, 0.000% due 11/05/2019, and U.S. Treasury Note, 2.625% due 12/31/2023, valued at $193,800,078); expected proceeds $190,012,403 2.35%, 10/1/2019	190,000,000	190,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 09/30/2019 (collateralized by a U.S. Treasury Bill, 0.000% due 12/05/2019, a U.S. Treasury Bond, 4.250% due 05/15/2039, a U.S. Treasury Inflation Index Bond, 1.000% due 02/15/2048, U.S. Treasury Inflation Index Notes, 0.125% - 0.250% due 04/15/2020 - 07/15/2029, and U.S. Treasury Notes, 1.125% - 2.875% due 09/15/2020 - 02/29/2024, valued at $180,540,072); expected proceeds $177,011,554 2.35%, 10/1/2019	177,000,000	177,000,000

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio III

Schedule of Investments – (continued)

September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value

SHORT-TERM INVESTMENTS - (continued)
TREASURY REPURCHASE AGREEMENTS - (continued)
Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 09/30/2019 (collateralized by a U.S. Treasury Note, 2.625% due 03/31/2025, valued at $117,307,533); expected proceeds $115,007,347 2.30%, 10/1/2019	$115,000,000	$115,000,000
		522,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $3,362,735,339)		3,362,820,374

TOTAL INVESTMENTS — 99.9% (Cost $3,362,735,339)		3,362,820,374
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		2,742,825

NET ASSETS — 100.0%		$3,365,563,199

(a)	Rate shown is the discount rate at time of purchase.
(b)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
LIBOR	London Interbank Offered Rate
MMY	Money Market Yield

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio III

Schedule of Investments – (continued)

September 30, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
INVESTMENTS:
Short-Term Investments	$—	$3,362,820,374	$—	$3,362,820,374
TOTAL INVESTMENTS	$—	$3,362,820,374	$—	$3,362,820,374

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio III

Notes to Schedule of Investments (Unaudited)

September 30, 2019

Security Valuation

The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.

Valuation techniques used to value the Fund's investments by major category are as follows:

•	Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is "cleaned" from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

•	Debt obligations (including short-term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.

•	Repurchase agreements are valued at the repurchase price as of valuation date.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Various inputs are used in determining the value of the Fund’s investments.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for an identical assets or liabilities;

•	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio III

Notes to Schedule of Investments – (continued)

September 30, 2019 (Unaudited)

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Aggregate Unrealized Appreciation and Depreciation

As of September 30, 2019, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Navigator Securities Lending Portfolio III	$3,362,735,339	$245,065	$160,030	$85,035